Share-based Compensation - Summary of Changes in Unvested Ordinary Shares (Details)	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Beginning balance | shares	1,294,803
Number of unvested ordinary shares, Granted | shares	42,779
Number of unvested ordinary shares, Vested | shares	(336,490)
Number of unvested ordinary shares, Forfeited | shares	(19,222)
Ending balance | shares	981,870
Beginning balance | $ / shares	$ 4.89
Weighted average grant date fair value, Granted | $ / shares	1.12
Weighted average grant date fair value, Vested | $ / shares	2.99
Weighted average grant date fair value, Forfeited | $ / shares	2.77
Ending balance | $ / shares	$ 5.35